Income Taxes (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Income tax expense reconciliation
(Loss) income before income taxes	$ 1,932,625	$ (1,156,711)	$ 4,916,809	$ 6,309,583	$ (4,289,578)		$ 50,613,127
Computed expected Income tax (benefit) expense	483,156	(289,178)	1,229,202	1,577,396	(1,072,395)		12,653,282
Computed expected Income tax (benefit) expense, Percentage	25.00%	25.00%	25.00%	25.00%	25.00%		25.00%
Tax loss not recognized					2,625,242		781,918
Tax loss not recognized, percentage					(61.20%)		1.60%
Effect of differential tax rate					679,840		57,504
Effect of differential tax rate, percentage					(15.80%)		0.10%
NOLs from overseas subsidiaries not recognized	378,636	1,433,636	771,599	1,799,204
NOLs from overseas subsidiaries not recognized, Percentage	19.60%	(123.90%)	15.70%	28.50%
Others	8,485	(478,630)	8,668	(458,621)	184,617
Others, Percentage	0.40%	41.40%	0.20%	(7.30%)	(4.30%)
Permanent differences					434,414
Permanent differences, percentage					(10.10%)
Actual (Total) income tax expense	$ 870,277	$ 665,828	$ 2,009,649	$ 2,917,979	$ 2,851,718	[1]	$ 13,492,704	[1]
Actual income tax expense, Percentage	45.00%	(57.60%)	40.90%	46.20%	(66.40%)		26.70%

[1]	Note 20